Equity Based Awards (including Stock Options and RSUs) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Shares available for grant in period beginning balance	6,907,924	140,039
Additional shares authorized		14,243,282
Awards granted	(1,474,900)	(7,619,040)
Awards canceled	7,578	13,671
Awards forfeited	262,897	129,972
Shares available for grant in period ending balance	5,703,499	6,907,924